Long Term Debt and Preference Securities	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Long Term Debt and Preference Securities
10.          Long Term Debt and Preference Securities
Long-term debt
On June 13, 2025, the Group issued $400.0 million of its 7.750% Fixed-Rate Reset Subordinated Notes due June 15, 2055 (collectively, the “Subordinated Notes”), with interest payable on June 15 and December 15 of each year, commencing on December 15, 2025. From the issue date to, but excluding, June 15, 2035, the Subordinated Notes will bear interest at a fixed rate of 7.750% per annum. From and including June 15, 2035, and every five years on June 15 thereafter, the interest rate will reset to the then-current five-year U.S. Treasury rate plus 4.280%, as determined on the applicable reset date. The Subordinated Notes are redeemable at the applicable redemption price, subject to the terms described in the indenture for the Subordinated Notes. However, the Subordinated Notes may only be redeemed if enhanced capital requirements, as established by the Bermuda Monetary Authority (“BMA”), would be breached immediately before or after giving effect to the redemption of such notes, unless the Group replaces the capital represented by the Subordinated Notes to be redeemed or repaid with capital having equal or better capital treatment as the notes under applicable BMA rules. Notwithstanding the foregoing, the Subordinated Notes may not be redeemed prior to June 15, 2030 unless the BMA does not object to such redemption, having been provided notice of the redemption, and the conditions in the foregoing sentence are satisfied. The Subordinated Notes contain covenants, including limitations on liens on the stock of certain designated subsidiaries, limitations on consolidations, mergers, amalgamations and sales of substantially all assets and certain reporting obligations.
On October 16, 2020, the Group issued $105.0 million, and on October 20, 2020, the Group issued a further $20.0 million of its 6.625% Fixed-Rate Reset Junior Subordinated Notes due April 1, 2041 (collectively, the “Junior Notes”) with interest payable on April 1 and October 1 of each year, commencing on April 1, 2021. The interest rate is reset on April 1, 2026 at the U.S. five-year treasury rate on the reset interest determination date plus 6.323%, and every five years on April 1 thereafter. The Junior Notes are redeemable at par value for six months after each interest rate reset date. The Junior Notes contain covenants, including limitations on liens on the stock of certain designated subsidiaries, limitations on consolidations, mergers, amalgamations and sales of substantially all assets and certain reporting obligations.
On June 18, 2020, the Group issued $300.0 million and on July 2, 2020 the Group issued a further $30.0 million of its 4.875% Senior Notes due June 30, 2030 (collectively, the “Senior Notes”), with interest payable on June 30 and December 30 of each year, commencing on December 30, 2020. The Senior Notes are redeemable at the applicable redemption price, subject to the terms described in the indenture for the Senior Notes. However, the Senior Notes may not be redeemed at any time prior to their maturity if enhanced capital requirements, as established by the BMA, would be breached immediately before or after giving effect to the redemption of such notes, unless the Group replaces the capital represented by the Senior Notes to be redeemed with capital having equal or better capital treatment as the notes under applicable BMA rules. The Senior Notes contain covenants, including limitations on liens on the stock of certain designated subsidiaries, limitations on consolidations, mergers, amalgamations and sales of substantially all assets and certain reporting obligations.
The following table sets forth the principal amount of the debt issued as well as the unamortized discount and debt issuance costs at September 30, 2025 and December 31, 2024:

	September 30, 2025		December 31, 2024
	Principal	Unamortized discount and debt issuance costs	Principal	Unamortized discount and debt issuance costs
7.750% Fixed Rate Reset Subordinated notes due 2055	$400.0	$(6.6)	$—	$—
4.875% Senior notes due 2030	330.0	(3.8)	330.0	(4.4)
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	125.0	(1.7)	125.0	(1.7)
Total	$855.0	$(12.1)	$455.0	$(6.1)
Preference securities
In 2015, the Group issued shares of cumulative 9% preference securities with a redemption price equal to $10,000 per share, plus all declared and unpaid dividends (the “Preference Securities”). The Preference Securities were subject to mandatory redemption on June 15, 2050. The Preference Securities were subject to redemption at the option of the Group as follows: (i) if the redemption occurred prior to December 15, 2025, at an amount equal to the present value (calculated using the Treasury Rate for the remaining term to December 15, 2025, plus 0.5%) of the redemption price plus the remaining scheduled dividend payments up to December 15, 2025; or (ii) if the redemption occurred after December 15, 2025, at an amount equal to the redemption price plus all accrued and unpaid dividends, if any, through the date of redemption. On June 13, 2025, the Group redeemed its Preference Securities at their liquidation preference of $58.4 million plus a make-whole payment of $1.2 million, which is included in corporate and other expenses in the Consolidated Statements of Income. At September 30, 2025, there were no Preference Securities outstanding.
Holders of Preference Securities were entitled to receive quarterly dividend payments in the amount per share equal to 9% of the $10,000 liquidation preference per annum.
During the three and nine months ended September 30, 2025, the Group paid quarterly preference dividends of $nil and $2.6 million, respectively, (2024: $1.3 million and $3.9 million) to holders of the Group’s Preference Securities. The preference dividends are recorded as a component of financing costs on the Consolidated Statements of Income.

	September 30, 2025	December 31, 2024
Preference securities, par value $0.01 per share
Authorized	—	1,000,000
Issued and outstanding:
9% cumulative preference shares	—	5,835